SHARE CAPITAL- Summary of warrant activity (Details)			12 Months Ended
	Dec. 18, 2019 $ / shares	Dec. 04, 2018 USD ($)	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥) $ / shares
SHARE CAPITAL
Outstanding at the beginning | ¥			742,857	192,857
Exercisable at the beginning | ¥			742,857	192,857
Granted	0.68	1.18	1,260,000	550,000
Exercised | ¥			333,420	0
Forfeited | ¥			0	0
Expired | ¥			0	0
Outstanding at the end | ¥			1,669,437	742,857	192,857
Exercisable at the end | ¥			1,669,437	742,857	192,857
Weighted average exercise price of other equity instruments outstanding at beginning of period			$ 2.58	$ 6.24
Weighted average exercise price of other equity instruments exercisable at beginning of period			2.58	6.24
Weighted average exercise price, Granted			0.83	1.30
Weighted average exercise price, Exercised			1.30	0.00
Weighted average exercise price, Forfeited			0.00	0.00
Weighted average exercise price, Expired			0.00	0.00
Weighted average exercise price of other equity instruments outstanding at end of period			1.52	2.58	$ 6.24
Weighted average exercise price of other equity instruments exercisable at end of period			$ 1.52	$ 2.58	$ 6.24
Weighted average remaining contractual term, exercisable at the end (in years)			4 years 4 months 17 days	4 years 2 months 9 days	3 years 1 month 2 days
Weighted average remaining contractual term, Granted			5 years	5 years
Weighted average remaining contractual term, outstanding at the end (in years)			4 years 4 months 17 days	4 years 2 months 9 days	3 years 1 month 2 days